FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables	$ 51,103,234		$ 53,162,940
Allowances for doubtful accounts	(301,770)	[1]	(412,681)	[1]	$ (803,874)	$ (1,213,378)
Total	50,801,464		52,750,259
Subsidies receivable from government	4,675,875		11,734,335
Trade and other receivables [Abstract]
Revenues	452,808,754		512,342,769		539,731,171
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and other receivables [Abstract]
Revenues	24,318,307		32,248,616		36,814,036
Trade receivables	1,476,898		2,392,212
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [Abstract]
Revenues	18,070,335		23,880,326		27,120,380
Trade receivables	1,086,152		1,767,771
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and other receivables [Abstract]
Revenues	14,712,603		19,575,169		21,958,655
Trade receivables	945,579		1,505,818
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [Abstract]
Revenues	8,847,362		11,818,443		16,816,760
Trade receivables	1,463,834		4,297,818
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	3,460,789		4,582,093		5,189,780
Trade receivables	265,685		347,064
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [Abstract]
Revenues	4,487,300		5,657,561		6,268,564
Trade receivables	66,625		368,109
Liquids Production and Commercialization [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	8,605,778		11,158,452		15,558,595
Trade receivables	646,317		877,466
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and other receivables [Abstract]
Revenues	101,023,042		79,688,674		83,014,038
Trade receivables	7,493,584		11,115,350
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [Abstract]
Revenues	8,327,911		11,424,167		23,051,172
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Italgas S.A. [Member]
Trade and other receivables [Abstract]
Revenues	0		0		918,740
Trade receivables	0		0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues	4,863,755		8,092,448		11,522,821
Trade receivables	89,175		501,014
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and other receivables [Abstract]
Revenues	1,907,031		873,237		34,110,130
Trade receivables	1,907,031		0
Liquids Production and Commercialization [Member] | Trafigura Beheer [Member]
Trade and other receivables [Abstract]
Revenues	41,344,487		49,727,977		42,010,476
Trade receivables	3,088,637		2,796,525
Midstream [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues	17,632,528		12,371,684		7,366,239
Trade receivables	4,225,255		2,822,228
Midstream [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues	12,927,055		13,323,059		14,107,367
Trade receivables	3,766,193		2,631,812
Midstream [Member] | Tecpetrol [Member]
Trade and other receivables [Abstract]
Revenues	11,613,064		8,471,994		2,727,791
Trade receivables	1,688,724		1,301,080
Midstream [Member] | Exxomobil Exploration [Member]
Trade and other receivables [Abstract]
Revenues	5,320,819		5,086,118		5,775,892
Trade receivables	887,297		755,238
Midstream [Member] | Vista Oil [Member]
Trade and other receivables [Abstract]
Revenues	2,059,717		733,131		0
Trade receivables	483,254		379,111
Midstream [Member] | Pluspetrol [Member]
Trade and other receivables [Abstract]
Revenues	12,362,816		8,216,597		$ 7,326,827
Trade receivables	$ 2,774,674		$ 856,969

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).